Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

6. Property and Equipment

Property and equipment are comprised of the following:

	March 31,	December 31,
	2013	2012
Computer hardware and purchased software	$283,954	$281,846
Leasehold improvements	221,666	220,166
Furniture and fixtures	88,322	88,322
	593,942	590,334
Less: accumulated depreciation and amortization	(537,549)	(532,205)
Property and equipment, net	$56,393	$58,129

Total depreciation expense on the Company’s property and equipment for the three months ended March 31, 2013 and 2012 amounted to $5,344 and $6,790, respectively.

6. Property and Equipment

Property and equipment are comprised of the following:

	December 31, 2012	December 31, 2011
Computer hardware and purchased software	$281,846	$241,154
Leasehold improvements	220,166	215,680
Furniture and fixtures	88,322	79,722
Total	590,334	536,556
Less: accumulated depreciation and amortization	(532,205)	(503,785)
Property and equipment, net	$58,129	$32,771

Total depreciation expense on the Company’s property and equipment for the twelve months ended December 31, 2012 and 2011 amounted to $28,420 and $40,437, respectively.